INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patent costs	$ 53,482
Amortization of patent costs	194
Capitalized patent costs	$ 0